Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Write-down of inventory	$ 296	$ 367	$ 55